Real Estate Investments, Net (Tables)	6 Months Ended
Jun. 30, 2020
Real Estate Investments, Net [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table presents the allocation of real estate assets acquired and liabilities assumed, as well as capitalized construction in progress, during the six months ended June 30, 2020 and 2019:

	Six Months Ended June 30,
(In thousands)	2020	2019
Real estate investments, at cost:
Land	$6,900	$3,537
Buildings, fixtures and improvements	86,687	35,227
Development costs	—	3,434
Total tangible assets	93,587	42,198
Acquired intangibles:
In-place leases and other intangible assets (1)	9,385	3,625
Market lease and other intangible assets (1)	472	31
Market lease liabilities (1)	(362)	(1,483)
Total intangible assets and liabilities	9,495	2,173
Mortgage notes payable, net	(13,883)	—
Other assets acquired and liabilities assumed in the Asset Acquisition, net	1,786	—
Cash paid for real estate investments, including acquisitions	$90,985	$44,371
Number of properties purchased	8	5
______
(1)
Weighted-average remaining amortization periods for in-place leases, an above-market lease and a below-market lease liability acquired were 2.3 years and 7.0 years as of June 30, 2020 and 2019, respectively.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas	The following table lists the states where the Company had concentrations of properties where annualized rental income on a straight-line basis represented 10% or more of consolidated annualized rental income on a straight-line basis for all properties as of June 30, 2020 and 2019:

	June 30,
State	2020	2019
Florida (1)	22.2%	26.2%
Michigan (2)	10.5%	10.6%

_________
* State’s annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties as of the date specified.
(1) In August 2020, the Company entered into a PSA to sell three assets in Florida including the recently completed development project in Jupiter, Florida and its two skilled nursing facilities in Lutz, Florida and Wellington, Florida. These dispositions are subject to conditions, and there can be no guarantee that the dispositions will be completed on the contemplated terms, or at all. See Note 17 — Subsequent Events for more information.
(2) As of June 30, 2020, the Company had 11 SHOP assets located in Michigan that are under contract to be sold pursuant to a PSA. See “Assets Held for Sale and Related Impairments” in this note for more information.

Schedule of Finite-Lived Intangible Assets
The following table discloses amounts recognized within the consolidated statements of operations and comprehensive loss related to amortization of in-place leases and other intangible assets, amortization and accretion of above-and below-market lease assets and liabilities, net and the amortization and accretion of above-and below-market ground leases, for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2020	2019	2020	2019
Amortization of in-place leases and other intangible assets (1)	$3,898	$4,062	$7,907	$7,959
(Accretion) and Amortization of above-and below-market leases, net (2)	$(181)	$(110)	$(218)	$(156)
Amortization of above-and below-market ground leases, net (3)	$40	$21	$79	$43
________

(1)	Reflected within depreciation and amortization expense.

(2)	Reflected within rental income.
(3)
Reflected within property operating and maintenance expense
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table provides the projected amortization expense and adjustments to revenues for the next five years:

(In thousands)	2020 (remainder)	2021	2022	2023	2024
In-place lease assets	$5,942	$10,710	$8,704	$6,830	$6,070
Other intangible assets	306	613	613	613	588
Total to be added to amortization expense	$6,248	$11,323	$9,317	$7,443	$6,658

Above-market lease assets	$(866)	$(993)	$(645)	$(307)	$(260)
Below-market lease liabilities	904	1,269	1,208	1,095	955
Total to be added to revenue from tenants	$38	$276	$563	$788	$695

Real Estate Sales
The following table presents impairments recorded during the six months ended June 30, 2020. There were no impairments recorded for the six months ended June 30, 2019.

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2020	2019	2020	2019
Assets held for sale	$—	$—	$18,038	$—
Assets held for use	13,793	19	13,793	19
Total	$13,793	$19	$31,831	$19

The following table details the major classes of assets associated with the properties that are classified as held for sale as of June 30, 2020 and December 31, 2019:

(In thousands)	June 30, 2020	December 31, 2019
Land	$797	$4,051
Buildings, fixtures and improvements	9,991	66,788
Assets held for sale	$10,788	$70,839